Other Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net:
Property and equipment, gross	$ 121,694	$ 98,801
Less: Accumulated depreciation	(87,901)	(75,985)
Property and equipment, net	33,793	22,816
Computers and equipment
Property and equipment, net:
Property and equipment, gross	113,558	94,170
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	4,321	2,054
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	1,241	922
Others
Property and equipment, net:
Property and equipment, gross	$ 2,574	$ 1,655